Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2025
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years